Borrowings - Additional Information (Details)					1 Months Ended			6 Months Ended	12 Months Ended
	Jan. 24, 2022 CAD ($)	Jul. 28, 2021 USD ($)	May 28, 2021 CAD ($)	Dec. 01, 2017 CAD ($)	Jul. 31, 2021 CAD ($)	Oct. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Remaining undrawn amount of loan facility								$ 1,447,844
Liabilities								51,368,289	$ 51,845,793		$ 13,859,809	$ 7,230,749
Borrowings								36,162,902	36,963,328		4,702,239
Net assets								226,056,269	251,133,478		138,449,834	44,527,798
Land and buildings purchased								24,497,314	83,688,360		19,489,363	$ 3,578,959
Freehold Land and Buildings | Bedford Canada
Disclosure of detailed information about borrowings [line items]
Land and buildings purchased				$ 1,225,195
Commercial Land and Buildings | Chattanooga, USA
Disclosure of detailed information about borrowings [line items]
Total amount available under facility		$ 30,100,000
Liabilities								$ 29,175,603
Carrying amount of asset pledged as collateral		40,230,812
Loan facility, frequency of periodic payment								monthly
Loan facility periodic payment commencement month and year								2021-09
Loan facility periodic payment end month and year								2031-08
Minimum liquidity								$ 3,100,000
Debt service coverage ratio								1.2							1.2
Land and buildings purchased		$ 42,600,000
Commercial Land and Buildings | Chattanooga, USA | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Net assets								$ 30,100,000
Equipment
Disclosure of detailed information about borrowings [line items]
Total amount available under facility	$ 2,300,000
Amount drawn down from facility															$ 500,000
Liabilities								369,004							500,000
Loan remains to be disbursed															1,800,000
Loan facility, frequency of periodic payment	monthly
Loan facility periodic payment commencement month and year	2023-12
Loan facility periodic payment end month and year	2033-11
Battery Technology Solutions Business | Commercial Land and Buildings
Disclosure of detailed information about borrowings [line items]
Total amount available under facility															2,680,000
Liabilities								1,873,764							2,538,952
Carrying amount of asset pledged as collateral								3,160,854			$ 3,371,218
Battery Technology Solutions Business | Commercial Land and Buildings | Nova Scotia, Canada
Disclosure of detailed information about borrowings [line items]
Contribution agreement					$ 250,000
Cathode Business | Commercial Land and Buildings | Nova Scotia, Canada
Disclosure of detailed information about borrowings [line items]
Total amount available under facility			$ 4,985,000
Liabilities								3,619,600							4,904,560
Borrowings															4,923,000
Carrying amount of asset pledged as collateral								3,754,397	3,919,356
Loan facility, frequency of periodic payment			monthly
Loan facility periodic payment commencement month and year			2022-12
Loan facility periodic payment end month and year			2047-11
Land and buildings purchased			$ 3,550,000
Cathode Business | Equipment
Disclosure of detailed information about borrowings [line items]
Amount drawn down from facility								$ 900,000
Contribution agreement										$ 1,000,000
ACOA, December 2017 loan
Disclosure of detailed information about borrowings [line items]
Amount drawn down from facility															450,000
Contribution agreement							$ 500,000
Day one gain on loan														$ 100,152
ACOA, October 2018 loan
Disclosure of detailed information about borrowings [line items]
Amount drawn down from facility															$ 500,000
Contribution agreement						$ 500,000
Day one gain on loan									$ 219,557				$ 114,106